Long-Term Debt - Unsecured Notes Narrative (Detail) - USD ($)	Aug. 18, 2014	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2011	Feb. 28, 2007
Debt Instrument [Line Items]
Face value of outstanding notes		$ 598,999,000	$ 628,813,000	$ 545,000,000
Unsecured Notes [Member]
Debt Instrument [Line Items]
Face value of outstanding notes			24,014,000			$ 250,000,000
Stated interest rate						10.25%
Repurchase debt, face value				$ 15,000,000	$ 15,000,000
Debt, current			$ 24,000,000
Unsecured Notes [Member] | Debt Refinance [Member]
Debt Instrument [Line Items]
Amount of debt exchanged	$ 211,000,000